Consolidated Statement of Cash Flows - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Income for the fiscal year before income tax	$ 59,143,532	$ 46,865,902	$ 115,262,256
Adjustment for the total monetary effect for the fiscal year	228,837,116	129,316,600	90,338,449
Adjustments to obtain cash flows from operating activities:
Depreciation and amortization of fixed assets	15,248,627	13,880,389	12,944,070
Credit loss expense on financial assets	6,897,807	5,056,287	23,114,986
Difference in quoted prices of foreign currency	(84,617,122)	(33,568,600)	(50,394,310)
Other adjustments	146,021,114	93,752,895	86,616,719
Net (decrease) / increase from operating assets:
Debt Securities at fair value through profit or loss	(147,937,755)	98,545,297	(208,665,677)
Derivative Financial Instruments	(40,375)	2,906,777	(443,930)
Repo transactions	(752,960)	54,732,918	(111,554,496)
Loans and other financing
Non-Financial Public Sector	2,421,319	5,999,748	15,193,192
Other Financial Entities	2,014,604	2,422,881	10,455,367
Non-Financial Private Sector and Foreign Residents	76,198,446	55,282,722	78,476,350
Other Debt Securities	45,421,308	(66,867,779)	(80,990,311)
Financial Assets delivered as guarantee	4,372,869	7,029,825	700,892
Equity Instruments at fair value through profit or loss	6,525,686	7,977,911	(4,868,663)
Other Assets	9,927,205	(14,255,818)	(33,107,600)
Deposits
Non-Financial Public Sector	83,973	(106,431,724)	146,008,643
Financial sector	(218,889)	(175,291)	790,083
Non-Financial Private Sector and Foreign Residents	148,488,957	(183,368,916)	238,004,968
Liabilities at fair value through profit or loss	(2,644,684)	3,170,711
Derivative Financial Instruments	(2,562)	4,256	(3,076,449)
Repo Transactions		(1,818,749)	(2,194,164)
Other Liabilities	5,031,554	(11,633,468)	53,831,027
Income tax payments	(2,690,271)	(21,553,893)	(24,545,800)
Total cash from operating activities (A)	517,729,499	87,270,881	351,895,602
Cash flows from investing activities Payments:
Net payments of acquisition of PPE, intangible and other assets	(24,326,413)	(13,426,063)	(10,808,646)
Control obtained in subsidiaries and other businesses		(69,450)
Other payments related to investing activities	(3,823)
Total cash used in investing activities (B)	(24,330,236)	(13,495,513)	(10,808,646)
Payments:
Dividends	(19,094,765)		(1,182)
Non-subordinated corporate bonds	(5,096,519)	(7,966,533)	(5,804,103)
Financing from local financial entities		(1,546,812)	(5,993,832)
Subordinated corporate bonds	(4,654,071)	(5,870,991)	(6,604,039)
Other payments related to financing activities	(1,037,329)	(1,520,684)	(1,668,406)
Collections/Incomes:
Non-subordinated corporate bonds	2,949,563
Central Bank of Argentina			20,546
Financing from local financial entities	1,954,296
Total cash used in financing activities (C)	(24,978,825)	(16,905,020)	(20,051,016)
Effect of exchange rate fluctuations (D)	126,319,062	52,772,391	85,783,866
Monetary effect on cash and cash equivalents (E)	(448,538,096)	(280,977,767)	(221,743,037)
Net increase / (decrease) in cash and cash equivalents (A+B+C+D+E)	146,201,404	(171,335,028)	185,076,769
Cash and cash equivalents at the beginning of the fiscal year	603,726,214	775,061,242	589,984,473
Cash and cash equivalents at the end of the fiscal year	$ 749,927,618	$ 603,726,214	$ 775,061,242